Notes and Capital Lease Payable (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended			3 Months Ended
	Dec. 24, 2013	Oct. 24, 2013	Dec. 31, 2013	Dec. 31, 2013 De Lage Landon [Member]	Dec. 31, 2013 Dell Computers [Member]	Mar. 31, 2014 November 16, 2016 [Member] Dell Computers [Member]	Mar. 31, 2014 December 15, 2016 [Member] Dell Computers [Member]	Mar. 31, 2014 January 3, 2017 [Member] Dell Computers [Member]
Security and guarantee agreement with the export-import bank		$ 400,000
Interest rate		4.24%
Tangible asset capital lease interest rate				10.00%	15.09%	15.09%	15.09%	15.09%
Lease expiration date			Dec. 31, 2016	Oct. 01, 2018	Dec. 15, 2016	Nov. 16, 2016	Dec. 16, 2016	Jan. 03, 2017
Capital leases, rent expense				451.50	592.13	607.58	604.93	415.4
Repayment of principal plus all accrued interest	402,091
Fees	$ 1,062